Revenue From Contract With Customers - Summary of Changes in Contract Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Air traffic liability [member]
Disclosure of changes in contact liabilities [line items]
Balance at beginning of year	$ 497,374	$ 471,676
Sales	887,004	2,878,814
Revenue recognition	(700,406)	(2,355,626)
Tax recognition	(113,473)	(404,732)
Reimbursements	(82,910)	(45,396)
Interline tickets	(15,056)	(35,272)
Other	(1,838)	(12,090)
Balance at end of year	470,695	497,374
Frequent flyer liability [member]
Disclosure of changes in contact liabilities [line items]
Balance at beginning of year	80,326	67,814
Deferred of revenue	19,431	43,938
Revenue recognition	(8,544)	(31,426)
Balance at end of year	91,213	80,326
Current	16,041	35,120
Non-current	$ 75,172	$ 45,206